Overview: - Significant events (Details) $ in Thousands											12 Months Ended
	Dec. 30, 2020 USD ($)	Sep. 11, 2020 COP ($)	Aug. 19, 2020 MXN ($)	Jun. 29, 2020 MXN ($)	May 12, 2020 USD ($)	May 12, 2020 MXN ($)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 MXN ($)	Jun. 02, 2015 COP ($)	Jun. 02, 2015 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 MXN ($)	Dec. 30, 2020 MXN ($)	Sep. 30, 2020 MXN ($)	Sep. 11, 2020 MXN ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 MXN ($)
Disclosure of geographical areas [line items]
Points to add interest rate															1.25%	1.25%				1.25%	1.25%
Increase in allowance for bad debts												$ 154,417.000	$ 154,417,000
Deferment investments			$ 2,292,355,000															$ 2,292,355,000
Loans received																$ 7,135,795,000					$ 7,054,546,000
Disposal of loans									$ 440,000,000,000	$ 2,897,404,000		$ 243,998,000	$ 152,047,000	$ 3,090,124,000
Percentage of decrease in consolidated income, excluding income from construction services											(42.46%)	(42.46%)
Percentage of decrease in aeronautical income											(43.60%)	(43.60%)
Percentage of decrease in non-aeronautical income											(40.63%)	(40.63%)
Mexico
Disclosure of geographical areas [line items]
Reduction in passenger traffic											51.60%	51.60%
Points to add interest rate															7.00%	7.00%
Term of guaranteed notes receivable											1 year 6 months	1 year 6 months
Notes received pledged																$ 185,140,000
Increase in allowance for bad debts												$ 70,470,000
Deferment investments			$ 2,292,355,000
Period for quinquennial Master Development Program			5 years
Loans received																3,980,000,000					4,000,000,000
Percentage of decrease in aeronautical income											(50.82%)	(50.82%)
Percentage of decrease in non-aeronautical income											(42.53%)	(42.53%)
Colombia (Airplan)
Disclosure of geographical areas [line items]
Reduction in passenger traffic											65.00%	65.00%
Notes received pledged																60,617,000
Increase in allowance for bad debts												$ 33,105,000
Loans received		$ 11,612,000,000													$ 375,525,853	2,956,708,000			$ 67,041,000	$ 402,597,463	$ 3,054,546,000
Term of loan		1 year
Percentage of decrease in aeronautical income											(64.86%)	(64.86%)
Percentage of decrease in non-aeronautical income											(41.44%)	(41.44%)
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Reduction in passenger traffic											48.70%	48.70%
Increase in allowance for bad debts												$ 50,842,000
Loans received	$ 20,000																$ 399,010,000
Term of loan	3 years
Disposal of loans							$ 10,000	$ 239,200,000
Percentage of decrease in aeronautical income											(3.33%)	(3.33%)
Percentage of decrease in non-aeronautical income											(32.72%)	(32.72%)
Amount of grant offer					$ 33,417	$ 717,590,000					$ 33,417	$ 717,590,000
Amount of aid subsidy received					$ 17,125	$ 367,752,000					$ 17,125	$ 367,752,000
Banco Popular De Puerto Rico
Disclosure of geographical areas [line items]
Points to add interest rate	0.50%						0.50%	0.50%									0.50%
Loans received															$ 10,000	$ 199,087,000
Term of loan	3 years
Banco Popular De Puerto Rico | Mexico
Disclosure of geographical areas [line items]
Loans received				$ 1,500,000,000
Term of loan				18 months